GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Going Concern [Abstract]
Net loss	$ 2,470,210	$ (8,543,811)	$ (3,495,988)	$ (11,525,157)	$ (14,028,165)	$ (5,377,489)
Net cash used in operating activities			(318,895)	(1,082,208)	(328,251)	(916,407)
Net cash provided by financing activities			$ 506,735	$ 2,151,897	$ 1,390,538	$ 871,199